Investments - Aging Of Gross Unrealized Losses (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value
Less than 12 Months	$ 608.7	$ 0.0	$ 0.2
12 Months or More	0.0	0.0	2.2
Fair Value	608.7	0.0	2.4
Gross Unrealized Losses
Less than 12 Months	(1.1)	0.0	0.0
12 Months or More	0.0	0.0	0.0
Gross Unrealized Losses	(1.1)	0.0	0.0
U.S. Government obligations
Fair Value
Less than 12 Months	103.9	0.0	0.2
12 Months or More	0.0	0.0	2.2
Fair Value	103.9	0.0	2.4
Gross Unrealized Losses
Less than 12 Months	(0.2)	0.0	0.0
12 Months or More	0.0	0.0	0.0
Gross Unrealized Losses	$ (0.2)	$ 0.0	$ 0.0